Reporting and Accounting Policies Property, Plant, and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,164.9	$ 2,060.2
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(1,033.2)	(940.6)
Property and equipment, net of accumulated depreciation of $1,033.2 and $940.6	1,131.7	1,119.6
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	928.8	962.0
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	349.8	331.9
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	327.0	273.1
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	259.1	197.0
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	177.0	203.4
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 123.2	$ 92.8
Property, Plant and Equipment, Useful Life	3 years
Lower Limit | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Lower Limit | Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Lower Limit | Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Lower Limit | Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Upper Limit | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Upper Limit | Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Upper Limit | Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Upper Limit | Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years